Prime Series
SNAP® Fund Class Shares

Supplement to Statement of Additional Information Dated October 31, 2009

The “Change in Control” referenced in the ‘Additional Information About Management’ and ‘Distribution Arrangements’ sections of the Statement of Additional Information of the SNAP Fund Class Shares of Prime Series, a series of PFM Funds, was effective on December 16, 2009.

The date of this Supplement is December 23, 2009.

Please retain this Supplement for future reference.

Prime Series
Institutional Class Shares
Independent Schools and
Colleges Class Shares

Government Series

Supplement to Statement of Additional Information Dated October 31, 2009

The “Change in Control” referenced in the ‘Additional Information About Management’ and ‘Distribution Arrangements’ sections of the Statement of Additional Information of Prime Series and Government Series, each a series of PFM Funds, was effective on December 16, 2009.

The date of this Supplement is December 23, 2009.

Please retain this Supplement for future reference.